Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents, Time Deposits and Repurchase Agreements

	As of December 31,
	2023	2022
Cash on hand	$194	$192
Checking accounts and demand deposits	46,305	54,696
Time deposits	111,419	155,092
Repurchase agreements collateralized by bonds	15,967	26,120
	$173,885	$236,100

Interest rates
Time deposits	0.55%-6.50%	0.31%-4.45%
Repurchase agreements collateralized by bonds	0.63%-0.65%	0.40%